MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 13 - MARKETABLE SECURITIES:

a.	Available-for-sale securities

Available-for-sale securities are comprised of debt securities.

As of December 31, 2016 and 2015 the fair value, amortized cost and gross unrealized holding gains and losses of such securities are as follows:

	Fair value	Amortized cost	Unrealized holding gains	Unrealized holding losses
	U.S. dollars in thousands

December 31, 2016	$52,746	$53,084	$8	$346
December 31, 2015	$37,369	$37,653	$69	$353

Investments in marketable securities are classified based on the remaining period until maturity.

b.	Contractual maturities

The contractual maturities of debt securities at December 31, 2016 are as follows:

U.S. dollars in thousands
2017	$19,594
2018	10,458
2019	9,084
2020 and thereafter	13,610
$52,746